NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Nature and Continuance of Operations (Textual) [Abstract]
Loss for the period	$ 157,730	$ 679,789
Deficit accumulated during exploration stage	1,049,655	891,925
Working capital deficiency	$ 716,455